Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 178,793	$ 130,149
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	19,316
Technology licenses, infrastructure and other | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	9,176
Technology licenses, infrastructure and other | Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	3,299
Technology licenses, infrastructure and other | Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,355
Technology licenses, infrastructure and other | Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,367
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 4,119